Subsequent Events (Details) $ / shares in Units, $ in Thousands					2 Months Ended
	Nov. 14, 2017 $ / shares shares	Nov. 02, 2017 USD ($) shares	Sep. 26, 2017 USD ($) $ / shares shares	Jul. 09, 2015	Nov. 14, 2017 USD ($) $ / shares shares	Oct. 26, 2017 $ / shares
Private Placement
Subsequent Event [Line Items]
Shares issued in sale of stock (in shares)			6,767,360
Price per share in sale of stock (in dollars per share) | $ / shares			$ 3.00
Proceeds received from sale of stock, gross | $			$ 17,235
Shares available for sale of stock (in shares)			13,333,333
Stock issuance costs | $			$ 3,037
Number of shares called by warrants (in shares)			163,174
Exercise price (in dollars per share) | $ / shares			$ 3.00
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Shares issued in sale of stock (in shares)		3,736,836	6,767,360		10,504,196
Price per share in sale of stock (in dollars per share) | $ / shares			$ 3.00			$ 0.0001
Number of additional shares available for over-subscriptions			3,333,333
Proceeds received from sale of stock, gross | $		$ 11,211	$ 20,302		$ 31,513
Shares available for sale of stock (in shares)			13,333,333
Stock issuance costs | $			$ 2,900		3,966
Payments to private placement agents | $					$ 1,968
Number of shares called by warrants (in shares)	413,320		163,174		413,320
Exercise price (in dollars per share) | $ / shares	$ 3.00		$ 3.00		$ 3.00
Issuance of stock, net (in shares)	50,000
Exicure OpCo Common and Preferred, Excluding Series C Preferred
Subsequent Event [Line Items]
Conversion ratio			0.49649
Exicure OpCo Common and Preferred, Excluding Series C Preferred | Subsequent Event
Subsequent Event [Line Items]
Conversion ratio			0.49649
Series C Preferred Stock Converted into Max-1 Common Stock
Subsequent Event [Line Items]
Conversion ratio			0.7666652
Series C Preferred Stock Converted into Max-1 Common Stock | Subsequent Event
Subsequent Event [Line Items]
Conversion ratio			0.7666652
Common Stock
Subsequent Event [Line Items]
Conversion ratio				1
Shares issued in conversion of stock (in shares)			26,666,627
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Shares issued in conversion of stock (in shares)			26,666,627
Exicure OpCo Common and Preferred, Excluding Series C Preferred
Subsequent Event [Line Items]
Percent ownership after transaction			94.00%
Exicure OpCo Common and Preferred, Excluding Series C Preferred | Subsequent Event
Subsequent Event [Line Items]
Percent ownership after transaction			94.00%
Exicure OpCo 2015 Equity Incentive Plan
Subsequent Event [Line Items]
Number of options converted (in shares)			7,414,115
Exicure OpCo 2015 Equity Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Number of options converted (in shares)			7,419,740
Exicure, Inc. 2017 Equity Incentive Plan
Subsequent Event [Line Items]
Conversion grants in the period (in shares)			3,680,997
Exicure, Inc. 2017 Equity Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Conversion grants in the period (in shares)			3,680,997